Shareholders' equity - Other Comprehensive Income reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reserves within equity
Balance	€ 51,073	€ 48,079
Balance	47,900	51,073
OCI relating to equity-accounted investments	7
Reserve of cash flow hedges
Reserves within equity
Balance	(9)	183
Changes of the year	(1,007)	283
Reversal to inventories adjustments	26	(7)
Reclassification adjustments	525	(468)
Balance	(465)	(9)
Reserve of cash flow hedges | Gross reserve
Reserves within equity
Balance	(13)	240
Changes of the year	(1,418)	399
Reversal to inventories adjustments	36	(10)
Reclassification adjustments	739	(642)
Balance	(656)	(13)
Reserve of cash flow hedges | Deferred tax liabilities, gross
Reserves within equity
Balance	4	(57)
Changes of the year	411	(116)
Reversal to inventories adjustments	(10)	3
Reclassification adjustments	(214)	174
Balance	191	4
Reserve of remeasurements of defined benefit plans
Reserves within equity
Balance	(130)	(114)
Changes of the year	(44)	(17)
Foreign currency translation differences	(3)
Change in scope of consolidation	4	1
Balance	(173)	(130)
OCI relating to equity-accounted investments	7
Reserve of remeasurements of defined benefit plans | Gross reserve
Reserves within equity
Balance	(143)	(133)
Changes of the year	(49)	(15)
Foreign currency translation differences	(3)	1
Change in scope of consolidation	5	4
Balance	(190)	(143)
Reserve of remeasurements of defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	13	19
Changes of the year	5	(2)
Foreign currency translation differences		(1)
Change in scope of consolidation	(1)	(3)
Balance	17	13
Reserve of other comprehensive income on equity-accounted investments
Reserves within equity
Balance	66	90
Changes of the year	(6)	(24)
Balance	60	66
Reserve of investments valued at fair value
Reserves within equity
Balance	15
Changes of the year	(3)	15
Balance	€ 12	€ 15